Organization and Description of Business (Details) - USD ($)					6 Months Ended	12 Months Ended
	Aug. 18, 2021	Jul. 02, 2021	Dec. 31, 2019	Aug. 04, 2017	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 28, 2022	Nov. 03, 2021	Nov. 16, 2016
Organization and Description of Business (Details) [Line Items]
Reverse stock split, description					On July 2, 2018, the Board of Directors authorized and shareholders approved a 1-for-1,000 reverse stock split of the Company’s issued and outstanding shares of common stock held by the holders of record.	On July 2, 2018, the Board of Directors authorized and shareholders approved a 1-for-1,000 reverse stock split of its issued and outstanding shares of common stock held by the holders of record. The prior year financials have been changed to reflect the 1-for-1,000 reverse stock split.
Lans Holdings Inc [Member]
Organization and Description of Business (Details) [Line Items]
Escrow									$ 8,200,000
Series of Individually Immaterial Business Acquisitions [Member]
Organization and Description of Business (Details) [Line Items]
Purchase price		$ 50,000
Gain on discontinued operations							$ 68,313
Mr Melvin Pereira [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Organization and Description of Business (Details) [Line Items]
Interest percentage								100.00%
Series BB Preferred Stock [Member]
Organization and Description of Business (Details) [Line Items]
Number of shares issued (in Shares)			81,043	25,000
Series BB Preferred Stock [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Organization and Description of Business (Details) [Line Items]
Percentage of ownership interest				100.00%						100.00%
Series BB Preferred Stock [Member] | Meso Numismatics [Member]
Organization and Description of Business (Details) [Line Items]
Share issued (in Shares)				25,000
Series AA Preferred Stock [Member]
Organization and Description of Business (Details) [Line Items]
Share issued (in Shares)					1,050,000	1,050,000	1,050,000
Series AA Preferred Stock [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Organization and Description of Business (Details) [Line Items]
Number of shares issued (in Shares)	1,000,000
Series DD Preferred Stock [Member]
Organization and Description of Business (Details) [Line Items]
Number of shares issued (in Shares)					8,974	8,974
Series DD Preferred Stock [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Organization and Description of Business (Details) [Line Items]
Number of shares issued (in Shares)	8,974
Purchase price	$ 225,000
Series CC Preferred Stock [Member] | Series of Individually Immaterial Business Acquisitions [Member] | Lans Holdings Inc [Member]
Organization and Description of Business (Details) [Line Items]
Number of shares issued (in Shares)					1,000	1,000
Common Stock [Member] | Lans Holdings Inc [Member]
Organization and Description of Business (Details) [Line Items]
Escrow					$ 8,200,000	$ 8,200,000